LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings by type
Unsecured short-term loans and borrowings	¥ 409,407	¥ 1,388,192
Secured short-term loans and borrowings	264,603	264,004
Short-term borrowings	¥ 674,010	¥ 1,652,196